Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000012318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class A Shares)
Average Annual Return, Percent	8.67%	15.75%	15.83%
C000034442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class C Shares)
Average Annual Return, Percent	13.16%	16.43%	15.98%
C000033247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class I Shares)
Average Annual Return, Percent	14.99%	17.31%	16.73%
C000190884 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R2 Shares)
Average Annual Return, Percent	14.43%	16.71%	16.15%
C000187975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R3 Shares)
Average Annual Return, Percent	14.71%	17.01%	16.45%
C000187976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R4 Shares)
Average Annual Return, Percent	14.99%	17.30%	16.74%
C000073572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R5 Shares)
Average Annual Return, Percent	15.17%	17.48%	16.90%
C000133820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class R6 Shares)
Average Annual Return, Percent	15.27%	17.59%	17.03%
Without Sales Load [Member] | C000012318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	14.70%	17.01%	16.45%
Without Sales Load [Member] | C000034442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Growth Advantage Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	14.16%	16.43%	15.98%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.30%	15.96%	12.96%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	16.89%	17.55%	16.38%